Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes Tables Abstract
Schedule of provision for income taxes
	2019	2018	2017

Current tax expense	-	-	-
Deferred tax expense	-	-	-
Provision for income taxes	-	-	-

Schedule of statutory income tax rates

	2019	2018	2017
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2018 – 27%, 2017 -27%)	(2,653)	(5,946)	(5,381)
Change in unrecognized deductible temporary differences and unused tax losses	4,534	6,098	4,397
Permanent differences and other	(1,881)	(152)	984
Provision for income taxes	-	-	-

Schedule of deferred tax assets
	2019	2018
Unused tax losses	37	141

Schedule of deferred tax liabilities
	2019	2018
Convertible debentures	-	67
Deferred cost	37	74
	37	141

Deductible temporary differences deferred tax assets

	2019	2018
Property and equipment	2,103	2,250
Right-of-use assets, net lease liability	388	-
Intangible assets	3,205	4,368
Debentures	595	1,658
Convertible debentures	530	-
Financing costs	1,509	2,390
Research and development expenditures	1,437	1,163
Other	-	21
	9,767	11,850

Deductible temporary unused tax losses

	2019	2018
Expires 2024	610	610
Expires 2025	1,101	1,075
Expires 2026	2,136	2,136
Expires 2027	5,203	5,203
Expires 2028	2,064	2,064
Expires 2029	4,679	4,663
Expires 2030	3,698	3,698
Expires 2031	1,614	1,614
Expires 2032	4,854	4,849
Expires 2033	11,006	10,454
Expires 2034	8,420	7,416
Expires 2035	11,168	9,835
Expires 2036	18,886	19,008
Expires 2037	20,449	19,824
Expires 2038	20,214	16,277
Expires 2039	14,557	-
	130,659	108,726